Appendix 3 Associates and Joint Ventures - Summary of Investments Accounted for Using the Equity Method (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Hydroelectric plant development and operation
Taxpayer ID No.	76.652.400-1
Company	Centrales Hidroelectricas De Aysen S.A.	Centrales Hidroelectricas De Aysen S.A.
Currency	Chilean peso	Chilean peso
Percentage of direct ownership interest	51.00%	51.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	51.00%	51.00%
Relationship	Joint venture
Country	Chile
Transmisora Electrica De Quillota Ltda [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Electric energy transportation and distribution
Company	Transmisora Electrica de Quillota Ltda.	Transmisora Electrica de Quillota Ltda.
Currency	Chilean peso	Chilean peso
Electrogas S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Portfolio company
Taxpayer ID No.	96.806.130-5
Company	Electrogas S.A.	Electrogas S.A.
Currency	U.S. dollar	U.S. dollar
Percentage of direct ownership interest	0.00%	42.50%
Percentage of indirect ownership interest	0.00%	0.00%
Total	0.00%	42.50%
Relationship	Associate
Country	Chile
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Promotion of liquefied natural gas supply project
Taxpayer ID No.	76.418.940-K
Company	GNL Chile. S.A.	GNL Chile. S.A.
Currency	U.S. dollar	U.S. dollar
Percentage of direct ownership interest	33.33%	33.33%
Percentage of indirect ownership interest	0.00%	0.00%
Total	33.33%	33.33%
Relationship	Associate
Country	Chile
GNL Quintero S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Development, design and supply of liquid natural gas degasifying terminal
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.	GNL Quinteros S.A.
Currency	U.S. dollar	U.S. dollar
Percentage of direct ownership interest	0.00%	0.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	0.00%	0.00%
Relationship	Associate
Country	Chile
Southern Cone Power Argentina S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Portfolio company
Taxpayer ID No.	Foreign
Company	Southern Cone Power Argentina S.A.	Southern Cone Power Argentina S.A.
Currency	Argentine peso	Argentine peso
Percentage of direct ownership interest	0.00%	2.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	0.00%	2.00%
Relationship	Associate
Country	Argentina
Enel Argentina S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Activity	Portfolio company
Taxpayer ID No.	Foreign
Company	Enel Argentina S.A. (ex - Endesa Argentina S.A.)	Enel Argentina S.A. (ex - Endesa Argentina S.A.)
Currency	Argentine peso	Argentine peso
Percentage of direct ownership interest	0.00%	0.00%
Percentage of indirect ownership interest	0.12%	0.12%
Total	0.12%	0.12%
Relationship	Associate
Country	Argentina
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID No.	77.017.930-0
Company	Transmisora Electrica de Quillota Ltda.
Currency	U.S. dollar
Percentage of direct ownership interest	0.00%	0.00%
Percentage of indirect ownership interest	50.00%	50.00%
Total	50.00%	50.00%
Relationship	Joint venture
Country	Chile